Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

In accordance with rules adopted by the Securities and Exchange Commission (“SEC”) pursuant to the Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010, we provide the following disclosure regarding executive “compensation actually paid” (“CAP”) to each of our Principal Executive Officers (“PEO”) and to our Non-PEO Named Executive Officers, or NEOs, and certain Company performance for the fiscal years listed below. The disclosure follows SEC guidelines for smaller reporting companies.  Because we are a smaller reporting company which ceased to be an emerging growth company at the end of fiscal 2023, we are only required to provide information for fiscal 2024, 2023 and 2022 in the table below.

The Pay versus Performance table below summarizes the compensation values both previously reported in our Summary Compensation Table, as well as the adjusted values required in this section for the 2024, 2023 and 2022 calendar year:

Year	PEO 1 Summary Compensation Table Total ($)(1)	PEO 2 Summary Compensation Table Total ($)(2)	PEO 1 Compensation Actually Paid ($)(1)(4)	PEO 2 Compensation Actually Paid ($)(2)(4)	Average Summary Compensation Table Total for Non- PEO NEOs ($)(3)	Average Compensation Actually Paid to Non- PEO NEOs ($)(3)(4)	Value of Initial Fixed $100 Investment Based on Total Shareholder Return ($)	Net Income (in thousands) ($)
2024	n/a	300,000	n/a	300,000	287,915	220,753	(0.05)	(16,643)
2023	1,923,077	300,000	1,920,763	300,000	189,664	189,664	0.51	(70,572)
2022	543,953	n/a	473,969	n/a	234,881	223,181	7.55	(26,865)

(1)

Jonathan Will McGuire (PEO 1) served as the Company’s PEO in 2022 and in 2023 through April 28, 2023. His total compensation for each of those years is shown in the column titled PEO 1 Summary Compensation Table Total.

(2)

David Jenkins (PEO 2) served as the Company’s PEO in 2024 and in 2023 from April 28, 2023. He served as a non-PEO NEO from January 9, 2023 to April 28, 2023. His total 2024 and 2023 compensation is shown in the column titled PEO 2 Summary Compensation Table Total.

(3)

Marie-Claude Jacques served as a Non-PEO NEO in 2024 from May 1, 2024 to December 31, 2024. Margrit Thomassen served as a Non-PEO NEO in 2024 from January 1, 2024 to December 31, 2024. Steven Passey served as a Non-PEO NEO in 2023 from April 1, 2023 to December 31, 2023. Brian Conn served as a Non-PEO NEO in 2022 from July 14, 2022 to December 31, 2022. Andrew Jackson served as a Non-PEO NEO in 2022 from January 1, 2022 to May 25, 2022.

(4)	The dollar amounts reported represent CAP, as calculated in accordance with SEC rules; see table below.

PEO Actually Paid Compensation Amount	$ 0
Adjustment To PEO Compensation, Footnote

Calculation of Compensation Actually Paid (CAP).  To calculate the CAP to our PEOs and Non-PEO NEOs in the table above according to SEC reporting rules, the following adjustments were made to Total Compensation as reported in the Summary Compensation Table for each covered year:

	2024		2023				2022
	PEO 2	Average Non-PEO NEOs	PEO 1		PEO 2	Average Non-PEO NEOs	PEO 1		Average Non-PEO NEOs
Total Compensation from Summary Compensation Table	$300,000	$287,915	$1,923,077		$300,000	$189,664	$543,953		$234,881
Adjustments for Equity Awards
Adjustment for grant date values in the Summary Compensation Table	n/a	(70,082)	n/a		n/a	n/a	n/a		n/a
Year-end fair value of unvested awards granted in the current year	n/a	2,920	n/a		n/a	n/a	n/a		n/a
Year-over-year difference of year-end fair values for unvested awards granted in prior years	n/a	n/a	n/a		n/a	n/a	(36,271	)(1)	n/a
Fair values at vest date for awards granted and vested in current year	n/a	n/a	n/a		n/a	n/a	n/a		n/a
Difference in fair values between prior year-end fair values and vest date fair values for awards granted in prior years	n/a	n/a	(2,314	)(1)	n/a	n/a	(33,713	)(1)	(2,457	)(1)
Forfeitures during current year equal to prior year-end fair value	n/a	n/a	n/a		n/a	n/a	n/a		(9,243
Dividends or dividend equivalents not otherwise included in total compensation	n/a	n/a	n/a		n/a	n/a	n/a		n/a
Total Adjustments for Equity Awards	0	(67,162)	(2,314	)(1)	0	0	(69,984	)(1)	(11,700	)(1)
Compensation Actually Paid (as calculated)	$300,000	220,753	$1,920,763		$300,000	$189,664	$473,969		$223,181

(1)

Excludes information with respect to stock options.  Consistent with the treatment in the Company’s financial statements for the year ended December 31, 2023, the value of stock options has been determined to be de minimis, and any changes in those values have also been determined to be de minimis; as a result, information with respect to stock options has not been included in the information presented.

Non-PEO NEO Average Total Compensation Amount	$ 287,915	$ 189,664	$ 234,881
Non-PEO NEO Average Compensation Actually Paid Amount	$ 220,753	189,664	223,181
Compensation Actually Paid vs. Total Shareholder Return

Relationship Between Compensation Actually Paid and the Company’s Total Shareholder Return (TSR). From 2022 to 2023, the compensation actually paid to PEO 1 increased by 305.3%, and the average of the compensation actually paid to the other Non-PEO NEOs decreased by 15.0%, compared to a 99.49% decrease in our TSR over the same time period.  PEO 2 did not serve as PEO during 2022 and was excluded from this analysis. From 2023 to 2024, the compensation actually paid to PEO 2 remained the same, and the average of the compensation actually paid to the other Non-PEO NEOs increased by 51.8%, compared to a 109% decrease in our TSR over the same time period.  PEO 1 did not serve as PEO during 2024 and was excluded from this analysis.

Compensation Actually Paid vs. Net Income

Relationship Between Compensation Actually Paid and the Company’s Net Loss. From 2022 to 2023, the compensation actually paid to PEO 1 increased by 305.3%, and the average of the compensation actually paid to the other Non-PEO NEOs decreased by 15.0%, compared to a 162.7% increase in our net loss over the same time period.  PEO 2 did not serve as PEO during 2022 and was excluded from this analysis. From 2023 to 2024, the compensation actually paid to PEO 2 remained the same, and the average of the compensation actually paid to the other Non-PEO NEOs increased by 51.8%, compared to a 76.4% decrease in our net loss over the same time period.  PEO 1 did not serve as PEO during 2024 and was excluded from this analysis.

Total Shareholder Return Amount	$ (0.05)	0.51	7.55
Net Income (Loss)	(16,643,000)	(70,572,000)	(26,865,000)
Mr. McGuire [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	0	1,923,077	543,953
PEO Actually Paid Compensation Amount	300,000	1,920,763	473,969
Mr. Jenkins [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	300,000	300,000	0
PEO Actually Paid Compensation Amount	300,000	300,000	0
Non-PEO NEO Average Total Compensation Amount	287,915
PEO | Mr. McGuire [Member] | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(2,314)	(69,984)
PEO | Mr. McGuire [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	0
PEO | Mr. McGuire [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	0
PEO | Mr. McGuire [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	(36,271)
PEO | Mr. McGuire [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	0
PEO | Mr. McGuire [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(2,314)	(33,713)
PEO | Mr. McGuire [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	0
PEO | Mr. McGuire [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	0
PEO | Mr. Jenkins [Member] | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0
PEO | Mr. Jenkins [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0
PEO | Mr. Jenkins [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0
PEO | Mr. Jenkins [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0
PEO | Mr. Jenkins [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0
PEO | Mr. Jenkins [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0
PEO | Mr. Jenkins [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0
PEO | Mr. Jenkins [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0
Non-PEO NEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(67,162)	0	(11,700)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(70,082)	0	0
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,920	0	0
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	(2,457)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	(9,243)
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0